Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements
10.	Fair value measurements
Recurring fair value measurements
The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis. The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, stablecoin receivables, prepaid expenses and other current assets, and accounts payable and accrued expenses approximate their fair values due to their short-term nature.

Table 10.1. Fair Value Hierarchy
	June 30, 2025			December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents (1)	$53,958,277	$—	$—	$37,841,697	$—	$—
Digital assets	35,113	—	—	31,330	—	—
Digital financial assets	532	—	—	14,328	—	—
Investments - derivatives and embedded derivatives (2)(3)	—	3,723	—	—	9,332	—

Total assets	$53,993,922	$3,723	$—	$37,887,355	$9,332	$—

Liabilities
Convertible debt, net of debt discount	$—	$—	$206,140	$—	$—	$40,717
Warrant liability	—	—	—	—	—	1,591

Total liabilities	$—	$—	$206,140	$—	$—	$42,308

(1)	Included $ 53.2 billion and $ 37.5 billion of Circle Reserve Fund as of June 30, 2025 and December 31, 2024, respectively.
(2)	The fair value measurement is based on the quoted market price of the underlying digital asset.
(3)	Excluded the host contract balance of $ 1.2 million and $ 0.8 million as of June 30, 2025 and December 31, 2024, respectively.
There were no transfers into or out of Level 3 of the fair value hierarchy during the three and six months ended June 30, 2025 and 2024.

Warrant liability
The Company had issued warrants convertible into Series E preferred stock at a price of $
16.23
per share. The warrants were classified as a non-current liability and were fair valued using a probability weighted model based on the fair value of the Company’s common stock at the balance sheet date. The Company revalued the warrants at each reporting period and recorded the change in fair value in the unaudited Condensed Consolidated Statements of Operations. On February 20, 2025, the Company issued an aggregate of
45
 thousand shares of Series E preferred stock to the warrant holders upon the cashless exercise of those warrants which were subsequently converted one-for-one to Class A common stock upon completion of the IPO. The changes in carrying value of warrant liability are reflected in the following tables (in thousands):

Table 10.2. Changes in Carrying Value of Warrant Liability
Balance as of December 31, 2024	$1,591
Warrants exercised	(1,591)

Balance as of June 30, 2025	$—

Balance as of December 31, 2023	$1,642
Fair value adjustment	(116)

Balance as of June 30, 2024	$1,526

Convertible debt, net of debt discount
On March 1, 2019, the Company issued a convertible note in connection with an acquisition. The note had an original par value of $
24.0 million, a
2.9
% interest rate, and matures on
March 1, 2026
. The note was convertible into Series E preferred stock prior to the IPO, and is convertible into Class A common stock after the IPO. The Company elected the fair value option for recording this note. We measured the fair value of our convertible debt using the probability weighted “as converted” model. The change in fair value of the note is recorded in
Other (expense) income, net
 in the unaudited Condensed Consolidated Statements of Operations. The changes in carrying value of convertible debt, net of debt discount are reflected in the following tables (in thousands):

Table 10.3. Changes in Carrying Value of Convertible Debt
Balance as of December 31, 2024	$40,717
Net discount on convertible notes	420
Capitalized interest	334
Fair value adjustment	164,591
Fair value adjustment – credit risk	78

Balance as of June 30, 2025	$206,140

Balance as of December 31, 2023	$58,487
Net discount on convertible notes	564
Capitalized interest	479
Fair value adjustment	(3,057)
Fair value adjustment – credit risk	(91)

Balance as of June 30, 2024	$56,382

The following significant unobservable inputs were used in the valuation:

Table 10.4. Significant Unobservable Inputs
	June 30, 2025	December 31, 2024
Discount rate	8.0%	7.5%
Volatility	56.6%	65.0%
Risk-free rate	4.1%	4.1%
Nonrecurring fair value measurements
Non-financial assets and investments accounted for under the measurement alternative are measured at fair value on a nonrecurring basis. Certain investments accounted for under the measurement alternative were impaired. Refer to Note 8 for further details. These fair value measurements are based on Level 3 inputs, predominantly projected cash flows from the underlying investments and an applicable discount rate used in an income approach.

11. Fair value measurements
Recurring fair value measurements
The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis. The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, stablecoin receivables, prepaid expenses and other current assets, and accounts payable and accrued expenses approximate their fair values due to their short-term nature.
Table 11.1. Fair Value Hierarchy

(in thousands)	December 31, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents	$37,841,697	—	—	$22,237,963	—	—
Available-for-sale debt securities, at fair value	—	—	—	111,407	128,716	—
Digital assets (1)	31,330	—	—	3,297	—	—
Digital financial assets	14,328	—	—	—	—	—
Investments - derivatives and embedded derivatives (2)(3)	—	9,332	—	—	4,108	—

Total assets	$37,877,355	$9,332	—	$22,352,667	$132,824	—

Liabilities
Convertible debt, net of debt discount	—	—	$40,717	—	—	$58,487
Obligation to return digital asset collateral — embedded derivatives (2)(4)	—	—	—	—	1,392	—
Warrant liability	—	—	1,591	—	—	1,642

Total liabilities	—	—	$42,308	—	$1,392	$60,129

(1)
Prior to January 1, 2024, only digital assets collateral designated as fair value hedged items are included under the fair value hierarchy. Subsequent to the adoption of ASU 2023-08 on January 1, 2024, digital assets are measured at fair value.

(2)	The fair value measurement is based on the quoted market price of the underlying digital asset.

(3)	Excluded the host contract balance of $ 0.8 million and $ 1.6 million as of December 31, 2024 and 2023, respectively.
(4)	Excluded obligation to return digital asset collateral of $ 1.9 million, representing the debt host obligation which is not measured and recorded at fair value as of December 31, 2023.
There were no transfers into or out of Level 3 of the fair value hierarchy during the years ended December 31, 2024 and 2023.
Warrant liability
The Company has issued warrants convertible into Series E preferred shares at a price of $
16.23
per share. The warrants are classified as a non-current liability and are fair valued using a probability weighted model based on the fair value of the Company’s common stock at the balance sheet date. The Company revalues the warrants at each reporting period and records the change in fair value in the Consolidated Statements of Operations. The changes in carrying value of warrant liability are reflected in the following tables (in thousands):
Table 11.2. Changes in Carrying Value of Warrant Liability

Balance as of December 31, 2023	$1,642
Fair value adjustment	(51)

Balance as of December 31, 2024	$1,591

Balance as of December 31, 2022	$2,689
Fair value adjustment	(1,047)

Balance as of December 31, 2023	$1,642

Obligation to return digital asset collateral — embedded derivatives
Embedded in the debt host obligation to return digital asset collateral related to Circle stablecoin borrowing and lending activities is a feature indexed to digital asset that is not clearly and closely related to a debt instrument, which meets the definition of a derivative and requires bifurcation. The feature is fair valued using the “with” and “without” approach. During the period when an obligation to return the digital asset collateral exists, the embedded derivative is marked-to-market and any changes in the fair value of the underlying digital asset is recorded within
Digital assets (gains) losses and impairment
on the Consolidated Statements of Operations. Upon the return of the digital asset collateral, any unrealized gain (loss) on the embedded derivative that was attributable to the collateral is realized. As of December 31, 2023, the embedded derivatives balance only consisted of embedded derivatives in connection with the digital asset collateral related to Circle stablecoin lending activities and does not contain any significant unobservable inputs. There were no digital assets held as collateral related to Circle stablecoin lending activities as of December 31, 2024.
Convertible debt, net of debt discount
On
March 1, 2019
, the Company issued a convertible note in connection with an acquisition. The note had a par value of $
24.0
 million, matures in seven years and is convertible into Series E preferred shares with a
2.9
% interest rate. The Company elected the fair value option for recording this note. We measured the fair value of our convertible debt using the probability weighted “as converted” model. The change in fair value of the note is recorded in
Other income (expense), net
on the Consolidated Statements of Operations. The changes in carrying value of convertible debt, net of debt discount are reflected in the following tables (in thousands):
Table 11.3. Changes in Carrying Value of Convertible Debt

Balance as of December 31, 2023	$58,487
Net discount on convertible notes	1,062
Capitalized interest	479
Fair value adjustment	(3,428)
Fair value adjustment – credit risk	(1,095)
Conversion of convertible notes to Series E Preferred Shares	(14,788)

Balance as of December 31, 2024	$40,717

Balance as of December 31, 2022	$78,264
Net discount on convertible notes	1,042
Capitalized interest	470
Fair value adjustment	(20,107)
Fair value adjustment – credit risk	(1,182)

Balance as of December 31, 2023	$58,487

The following significant unobservable inputs were used in the valuation:
Table 11.4. Significant Unobservable Inputs

	December 31, 2024	December 31, 2023
Discount rate	7.5%	11.0%
Volatility	65.0%	66.5%
Risk-free rate	4.1%	4.2%

Nonrecurring fair value measurements
Non-financial assets such as digital assets, prior to the adoption of ASU 2023-08 on January 1, 2024, and investments accounted for under the measurement alternative are measured at fair value on a nonrecurring basis. The fair value of digital assets are based on Level 1 inputs. Certain investments accounted for under the measurement alternative were impaired. Refer to Note 9 for further details. These fair value measurements are based on Level 3 inputs, predominantly projected cash flows from the underlying investments and an applicable discount rate used in an income approach.